UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2016

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	23,747,178	28,351,471
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	12,970,433	15,266,693
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,351,071	6,577,087
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	16,089,533	18,882,627
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,267,538	4,523,969
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,378,877	10,668,455
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	6,419,039	8,586,697
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	11,820,306	15,960,617
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	18,250,697	18,930,243
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	13,169,162	13,297,982
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	13,320,798	15,902,542
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	7,460,527	7,743,430
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	6,914,986	6,992,856
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	2,202,608	2,347,020
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	2,362,238	2,403,440
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	5,517,550	5,900,633
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	19,107,923	20,085,733
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	21,444,433	21,912,608
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	23,442,048	24,034,194
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	16,716,326	17,006,572
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	12,926,625	13,417,759
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	22,226,886	23,359,301
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	8,361,705	8,500,133
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	30,990,135	31,622,055
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	10,858,681	11,235,814
TOTAL U.S. TREASURY SECURITIES (Cost $331,511,443)		353,509,931
CORPORATE BONDS — 15.6%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 4.25%, 11/15/19	740,000	804,204
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	307,918
United Technologies Corp., 4.50%, 6/1/42	268,000	311,913
		1,424,035
Automobiles — 0.2%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)	499,000	502,007
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	749,000	755,298
General Motors Co., 6.60%, 4/1/36	90,000	108,793
		1,366,098
Banks — 2.2%
Bank of America Corp., 5.75%, 12/1/17	1,705,000	1,786,864
Bank of America Corp., MTN, 3.30%, 1/11/23	830,000	861,721
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	326,504
Capital One Financial Corp., 2.45%, 4/24/19	400,000	408,934
Capital One Financial Corp., 4.20%, 10/29/25	350,000	366,048
Capital One N.A., 1.65%, 2/5/18	400,000	400,582
Citigroup, Inc., 1.75%, 5/1/18	499,000	499,898
Citigroup, Inc., 4.05%, 7/30/22	760,000	808,786
Citigroup, Inc., 4.00%, 8/5/24	250,000	262,700

Citigroup, Inc., 4.45%, 9/29/27	500,000	524,730
Cooperatieve Rabobank UA, 3.875%, 2/8/22	499,000	544,841
Credit Suisse, MTN, 3.625%, 9/9/24	250,000	261,324
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	178,205
Fifth Third Bank, 2.875%, 10/1/21	250,000	261,705
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	399,049
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	642,757
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,381,010
JPMorgan Chase & Co., 3.875%, 9/10/24	600,000	633,080
KeyBank N.A., MTN, 3.40%, 5/20/26	250,000	256,184
SunTrust Bank, 3.30%, 5/15/26	200,000	204,568
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	857,665
Wells Fargo & Co., 5.625%, 12/11/17	749,000	785,823
Wells Fargo & Co., 4.125%, 8/15/23	400,000	428,643
Wells Fargo & Co., 3.00%, 4/22/26	300,000	303,391
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	396,480
Wells Fargo & Co., MTN, 4.40%, 6/14/46	300,000	306,963
		14,088,455
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	200,000	240,866
Diageo Capital plc, 2.625%, 4/29/23	500,000	515,382
		756,248
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	577,000	592,652
AbbVie, Inc., 4.45%, 5/14/46	650,000	683,409
Amgen, Inc., 1.85%, 8/19/21	400,000	398,132
Amgen, Inc., 3.625%, 5/22/24	350,000	375,832
Celgene Corp., 3.625%, 5/15/24	150,000	158,212
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	935,710
Gilead Sciences, Inc., 4.15%, 3/1/47	335,000	345,189
		3,489,136
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	300,000	329,242
Chemicals — 0.3%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	317,564
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	195,064
Ecolab, Inc., 4.35%, 12/8/21	624,000	701,443
LYB International Finance BV, 4.875%, 3/15/44	400,000	435,422
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	241,605
Mosaic Co. (The), 5.625%, 11/15/43	200,000	215,979
		2,107,077
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	218,000	226,548
Waste Management, Inc., 3.50%, 5/15/24	400,000	432,181
Waste Management, Inc., 3.125%, 3/1/25	350,000	368,064
		1,026,793
Communications Equipment — 0.1%
Cisco Systems, Inc., 1.60%, 2/28/19	200,000	201,564
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	700,879
		902,443
Consumer Finance — 0.5%
American Express Co., 1.55%, 5/22/18	800,000	801,784
American Express Credit Corp., MTN, 2.25%, 5/5/21	390,000	396,264

Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	253,039
Discover Bank, 3.45%, 7/27/26	700,000	705,958
Discover Financial Services, 3.75%, 3/4/25	300,000	304,287
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	497,415
PNC Bank N.A., 6.00%, 12/7/17	499,000	525,056
		3,483,803
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	284,791
Diversified Financial Services — 1.4%
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	355,424
Citigroup, Inc., 2.35%, 8/2/21	600,000	601,760
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,203,000	1,236,393
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	500,000	505,251
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	250,000	255,851
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	725,218
Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24	1,670,000	1,776,907
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	300,000	315,764
HSBC Holdings plc, 2.95%, 5/25/21	600,000	608,995
HSBC Holdings plc, 4.30%, 3/8/26	200,000	214,712
Morgan Stanley, 5.00%, 11/24/25	1,730,000	1,934,863
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	525,564
Morgan Stanley, MTN, 3.125%, 7/27/26	300,000	303,630
		9,360,332
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 3.60%, 2/17/23	250,000	263,969
AT&T, Inc., 4.45%, 4/1/24	300,000	330,419
AT&T, Inc., 3.40%, 5/15/25	768,000	790,928
AT&T, Inc., 6.55%, 2/15/39	533,000	682,341
AT&T, Inc., 4.80%, 6/15/44	350,000	369,700
British Telecommunications plc, 5.95%, 1/15/18	324,000	342,863
Orange SA, 2.75%, 2/6/19	300,000	308,973
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	874,198
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	233,955
Verizon Communications, Inc., 4.125%, 8/15/46	700,000	705,008
		4,902,354
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.375%, 10/15/26	300,000	304,896
Boston Properties LP, 3.65%, 2/1/26	150,000	159,050
Crown Castle International Corp., 4.45%, 2/15/26	289,000	318,188
Essex Portfolio LP, 3.625%, 8/15/22	250,000	262,903
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	253,685
Kilroy Realty LP, 3.80%, 1/15/23	331,000	344,496
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	488,361
		2,131,579
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,288,110
Dollar General Corp., 3.25%, 4/15/23	300,000	310,259
Kroger Co. (The), 3.875%, 10/15/46(3)	300,000	304,033
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,155,161
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	1,108,663
		4,166,226
Food Products — 0.4%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,271,183

Kraft Heinz Foods Co., 3.95%, 7/15/25	300,000	325,357
Mondelez International, Inc., 4.00%, 2/1/24	200,000	219,286
Unilever Capital Corp., 2.20%, 3/6/19	500,000	511,475
		2,327,301
Gas Utilities — 0.8%
Enbridge, Inc., 3.50%, 6/10/24	350,000	348,445
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	418,764
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	307,619
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	298,241
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	311,615
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	261,415
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	876,926
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	388,752
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	443,553
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	499,705
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	313,206
Williams Partners LP, 4.30%, 3/4/24	600,000	614,822
		5,083,063
Health Care Equipment and Supplies — 0.2%
Medtronic, Inc., 2.50%, 3/15/20	150,000	155,207
Medtronic, Inc., 3.50%, 3/15/25	100,000	107,867
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	499,428
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	250,000	255,613
		1,018,115
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	406,000	416,885
Aetna, Inc., 3.20%, 6/15/26	200,000	203,676
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	219,911
Mylan NV, 3.95%, 6/15/26(2)	300,000	303,021
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	450,418
		1,593,911
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	378,753
Industrial Conglomerates — 0.1%
General Electric Co., MTN, 4.375%, 9/16/20	315,000	348,555
General Electric Co., MTN, 4.65%, 10/17/21	115,000	131,121
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	300,000	318,732
		798,408
Insurance — 0.9%
American International Group, Inc., 4.125%, 2/15/24	530,000	572,279
American International Group, Inc., 4.50%, 7/16/44	350,000	358,803
American International Group, Inc., MTN, 5.85%, 1/16/18	200,000	211,060
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	829,768
Chubb INA Holdings, Inc., 3.15%, 3/15/25	300,000	317,561
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	398,108
International Lease Finance Corp., 5.875%, 8/15/22	400,000	444,500
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	433,553
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	305,400
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	350,000	413,726
Prudential Financial, Inc., VRN, 3.06%, 11/1/16	189,000	192,544
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	300,000	316,981
Travelers Cos., Inc. (The), 3.75%, 5/15/46	300,000	318,732
Voya Financial, Inc., 2.90%, 2/15/18	381,000	388,271

XLIT Ltd., 2.30%, 12/15/18	250,000	253,095
		5,754,381
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	131,386
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	396,683
		528,069
Machinery†
Deere & Co., 2.60%, 6/8/22	262,000	272,138
Media — 1.0%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	951,645
CBS Corp., 3.50%, 1/15/25	300,000	309,225
Comcast Corp., 6.50%, 11/15/35	556,000	774,038
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,436,742
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	812,822
Time Warner, Inc., 4.70%, 1/15/21	700,000	779,255
Time Warner, Inc., 3.60%, 7/15/25	300,000	319,882
Viacom, Inc., 4.25%, 9/1/23	840,000	896,147
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	516,280
		6,796,036
Metals and Mining†
Barrick North America Finance LLC, 4.40%, 5/30/21	114,000	125,017
Multi-Utilities — 0.8%
CMS Energy Corp., 6.25%, 2/1/20	250,000	285,107
Constellation Energy Group, Inc., 5.15%, 12/1/20	800,000	890,412
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,192,047
Dominion Resources, Inc., 3.625%, 12/1/24	300,000	317,529
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,347,113
Georgia Power Co., 4.30%, 3/15/42	250,000	273,624
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	271,687
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	305,384
Virginia Electric & Power Co., 3.45%, 2/15/24	200,000	216,987
		5,099,890
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	156,674
Oil, Gas and Consumable Fuels — 1.3%
Apache Corp., 4.75%, 4/15/43	599,000	618,254
BP Capital Markets plc, 2.50%, 11/6/22	262,000	264,943
BP Capital Markets plc, 2.75%, 5/10/23	375,000	382,159
Chevron Corp., 2.43%, 6/24/20	350,000	360,269
Chevron Corp., 2.10%, 5/16/21	300,000	305,179
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	400,000	400,444
ConocoPhillips Co., 2.40%, 12/15/22	887,000	880,912
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	209,651
Hess Corp., 4.30%, 4/1/27	280,000	282,892
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	252,424
Noble Energy, Inc., 4.15%, 12/15/21	874,000	930,439
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	312,812
Phillips 66, 4.65%, 11/15/34	300,000	326,264
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,146,769
Statoil ASA, 2.45%, 1/17/23	468,000	477,718
Total Capital SA, 2.125%, 8/10/18	350,000	355,795
		8,506,924

Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	150,000	153,391
International Paper Co., 6.00%, 11/15/41	325,000	386,444
International Paper Co., 4.40%, 8/15/47	300,000	301,449
		841,284
Pharmaceuticals — 0.7%
Actavis Funding SCS, 3.45%, 3/15/22	900,000	946,069
Actavis Funding SCS, 3.85%, 6/15/24	350,000	372,808
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	525,552
Merck & Co., Inc., 2.40%, 9/15/22	499,000	513,860
Mylan, Inc., 2.60%, 6/24/18	210,000	213,057
Mylan, Inc., 2.55%, 3/28/19	300,000	303,970
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	203,390
Roche Holdings, Inc., 3.35%, 9/30/24(2)	600,000	647,153
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	341,450
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	315,250
		4,382,559
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	330,501
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	300,000	315,315
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	302,352
CSX Corp., 4.25%, 6/1/21	799,000	881,767
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	266,535
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	109,533
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	250,000	254,940
Union Pacific Corp., 2.75%, 4/15/23	250,000	260,050
Union Pacific Corp., 3.35%, 8/15/46	325,000	320,289
		3,041,282
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 3.90%, 6/15/26	360,000	375,818
Software — 0.4%
Intuit, Inc., 5.75%, 3/15/17	443,000	452,056
Microsoft Corp., 2.125%, 11/15/22	787,000	797,515
Microsoft Corp., 3.45%, 8/8/36	600,000	613,353
Oracle Corp., 2.40%, 9/15/23	400,000	403,720
Oracle Corp., 2.65%, 7/15/26	350,000	350,150
		2,616,794
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	565,112
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	250,000	249,687
Apple, Inc., 3.25%, 2/23/26	200,000	212,965
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	220,000	241,763
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	250,000	262,563
		966,978
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., 2.25%, 5/1/23	468,000	484,911
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	500,000	559,164
TOTAL CORPORATE BONDS (Cost $97,195,928)		102,091,194
U.S. GOVERNMENT AGENCY SECURITIES — 8.7%
FHLMC, 6.25%, 7/15/32	1,600,000	2,416,424

FNMA, 6.625%, 11/15/30	35,500,000	54,164,338
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $54,987,877)		56,580,762
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 6.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	1,500,000	1,568,735
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(2)	1,950,000	2,064,792
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	2,133,220
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	2,000,000	2,236,899
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	1,700,000	1,854,929
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/16	1,475,000	1,564,789
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/16	2,000,000	2,241,788
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)	2,125,000	2,235,507
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	2,000,000	2,024,513
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	1,450,000	1,512,537
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	2,000,000	2,116,517
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	2,000,000	2,140,759
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	1,475,000	1,596,586
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/1/16(2)	2,515,000	2,540,137
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/16(2)	2,500,000	2,630,703
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	1,455,000	1,630,859
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	1,200,000	1,234,902
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	1,400,000	1,436,367
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/16(2)	1,600,000	1,656,489
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	3,350,000	3,429,322
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $38,573,217)		39,850,350
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 5.6%
FHLMC, 4.50%, 4/1/41	11,737,900	12,988,170
FNMA, 4.50%, 5/1/39	3,568,909	3,985,544
FNMA, 4.00%, 11/1/41	1,515,326	1,642,487
FNMA, 4.00%, 11/1/41	774,553	833,970
FNMA, 4.00%, 2/1/42	1,604,211	1,738,786
FNMA, 4.00%, 2/1/46	14,461,460	15,554,077
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $35,865,998)		36,743,034
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	110,663	112,502
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	243,131	251,058
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 10/1/16(2)	1,756,395	1,812,313
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 10/1/16(2)	896,910	936,000
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 10/1/16(2)	2,268,739	2,344,158
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/1/16(2)	1,979,865	2,038,832
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 10/1/16(2)	3,165,733	3,273,553
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 10/1/16(2)	1,673,429	1,727,882
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/1/16(2)	1,946,116	2,015,514
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	406,281	407,767
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	213,267	214,995
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 10/1/16(2)	1,400,000	1,472,209
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/16(2)	2,539,764	2,579,943
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 10/1/16(2)	2,906,280	3,017,835
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, 3.50%, 5/25/46(2)	3,500,000	3,657,685
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 10/1/16	153,571	154,074
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/16	180,740	182,420

Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)		760,284	793,008
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/16(2)		1,041,071	1,053,836
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 10/1/16(2)		1,509,708	1,547,469
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 10/1/16		297,456	297,501
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.27%, 10/25/16		209,450	193,143
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/1/16(2)		1,694,840	1,752,550
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		410,496	429,621
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.98%, 10/1/16		1,049,885	1,092,772
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.96%, 10/1/16		1,905,778	1,967,431
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/16(2)		677,335	681,698
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,615,762)			36,007,769
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.3%
Australia — 0.3%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,176,523
Canada — 0.7%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,821,179	1,732,990
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,381,574	2,656,065
			4,389,055
Italy — 2.0%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24(2)	EUR	5,770,444	7,589,033
Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26	EUR	3,643,648	5,175,334
			12,764,367
Japan — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	144,345,300	1,442,670
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	521,250
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $22,603,302)			21,293,865
ASSET-BACKED SECURITIES(4) — 1.8%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(2)		2,741,781	2,735,001
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)		2,000,000	2,006,502
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(2)		1,225,000	1,225,160
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.94%, 10/7/16(2)		1,190,641	1,188,035
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		1,084,266	1,076,685
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)		1,354,960	1,353,099
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)		638,323	641,549
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)		1,626,678	1,655,765
TOTAL ASSET-BACKED SECURITIES (Cost $11,842,189)			11,881,796
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		165,000	244,594
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		125,000	176,274
Los Angeles Community College District GO, 6.75%, 8/1/49		125,000	199,456
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		95,000	126,814
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		125,000	181,645
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		250,000	382,070
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		125,000	156,451
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40		130,000	166,747
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		65,000	100,955
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		125,000	162,678
State of California GO, 7.55%, 4/1/39		500,000	800,690
State of Illinois GO, 5.10%, 6/1/33		350,000	337,925
State of Texas GO, 5.52%, 4/1/39		215,000	300,738

TOTAL MUNICIPAL SECURITIES (Cost $3,056,720)		3,337,037
TEMPORARY CASH INVESTMENTS — 0.9%
Concord Minutemen Capital Co. LLC, 0.41%, 10/3/16(2)(5)	6,186,000	6,185,773
State Street Institutional U.S. Government Money Market Fund, Premier Class	810	810
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,186,673)		6,186,583
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $637,439,109)		667,482,321
OTHER ASSETS AND LIABILITIES — (2.0)%		(13,307,871)
TOTAL NET ASSETS — 100.0%		$654,174,450

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	489,021	USD	374,096	UBS AG	12/21/16	(476)
USD	7,135,905	CAD	9,199,701	JPMorgan Chase Bank N.A.	12/21/16	119,659
CHF	1,891,210	USD	1,961,480	UBS AG	12/21/16	(5,512)
USD	3,265,131	CHF	3,149,088	JPMorgan Chase Bank N.A.	12/21/16	8,213
USD	13,037,808	EUR	11,554,294	JPMorgan Chase Bank N.A.	12/21/16	11,396
JPY	101,225,126	USD	1,013,029	JPMorgan Chase Bank N.A.	12/21/16	(11,345)
USD	2,114,405	JPY	214,255,805	JPMorgan Chase Bank N.A.	12/21/16	(5,786)
USD	979,914	JPY	100,196,425	JPMorgan Chase Bank N.A.	12/21/16	(11,590)
NOK	10,515,654	USD	1,295,159	JPMorgan Chase Bank N.A.	12/21/16	20,468
NZD	1,791,720	USD	1,300,260	JPMorgan Chase Bank N.A.	12/21/16	465
SEK	27,595,775	USD	3,227,501	JPMorgan Chase Bank N.A.	12/21/16	2,017
USD	1,965,478	SEK	16,525,229	JPMorgan Chase Bank N.A.	12/21/16	31,540
						159,049

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
323	U.S. Treasury 2-Year Notes	December 2016	70,565,407	95,671
69	U.S. Treasury 5-Year Notes	December 2016	8,384,578	28,768
			78,949,985	124,439

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
65	U.S. Treasury 10-Year Notes	December 2016	8,523,125	(12,341)
48	U.S. Treasury 10-Year Ultra Notes	December 2016	6,919,500	1,774
151	U.S. Treasury Long Bonds	December 2016	25,391,594	247,763
24	U.S. Treasury Ultra Bonds	December 2016	4,413,000	79,504
			45,247,219	316,700

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(1,702,953)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(372,511)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(4,753,976)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(737,446)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(432,947)
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(20,752)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,357,883)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(1,951,336)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71	2/5/20	(122,846)
Barclays Bank plc	2,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(264,112)
Barclays Bank plc	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.39	9/19/24	(548,546)
Barclays Bank plc	6,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(574,864)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	(297,282)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(4,396,919)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(1,184,195)
Goldman Sachs & Co.	33,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.87	5/23/26	96,333
Goldman Sachs & Co.	13,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.92	5/31/26	(31,063)
Goldman Sachs & Co.	12,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	6/16/26	158,093
						(19,495,205)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $22,183,481.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $77,935,096, which represented 11.9% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	353,509,931	—
Corporate Bonds	—	102,091,194	—
U.S. Government Agency Securities	—	56,580,762	—
Commercial Mortgage-Backed Securities	—	39,850,350	—
U.S. Government Agency Mortgage-Backed Securities	—	36,743,034	—
Collateralized Mortgage Obligations	—	36,007,769	—
Sovereign Governments and Agencies	—	21,293,865	—
Asset-Backed Securities	—	11,881,796	—
Municipal Securities	—	3,337,037	—
Temporary Cash Investments	810	6,185,773	—
	810	667,481,511	—
Other Financial Instruments
Futures Contracts	453,480	—	—
Swap Agreements	—	254,426	—
Forward Foreign Currency Exchange Contracts	—	193,758	—
	453,480	448,184	—

Liabilities
Other Financial Instruments
Futures Contracts	12,341	—	—
Swap Agreements	—	19,749,631	—
Forward Foreign Currency Exchange Contracts	—	34,709	—
	12,341	19,784,340	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$637,461,863
Gross tax appreciation of investments	$32,029,803
Gross tax depreciation of investments	(2,009,345)
Net tax appreciation (depreciation) of investments	$30,020,458

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 23, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2016